Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [line items]
Current	$ 2,315,686	$ 722,474	$ 2,055,783
Deferred	(530,140)	(255,407)	(164,340)
Income tax	1,785,546	467,067	1,891,443
ISR [Member]
Disclosure of income taxes [line items]
Current	2,315,686	722,474	2,055,783
Deferred	(530,140)	(255,407)	(164,340)
Income tax	$ 1,785,546	$ 467,067	$ 1,891,443